Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash	$ 7,326,933	$ 952,401	$ 302,821
Deferred financing costs	0	103,250	0
Prepaid expenses and advances	131,193	41,809	56,476
Total current assets	7,458,126	1,097,460	359,297
Mineral rights	64,041,000	64,041,000	340,000
Property and equipment	55,558	0	3,946
Total non-current assets	64,096,558	64,041,000	343,946
Total assets	71,554,684	65,138,460	703,243
Liabilities and Stockholders' Equity (Deficit)
Accounts payable	475,773	259,992	657,100
Accrued expenses	472,700	433,028	982,550
Finders' fees payable	310,000	0
Payable to related parties	110,845	110,986	10,671
Zero-coupon convertible debt	1,283,507	372,764	0
Notes payable	95,000	95,000	95,000
Total current liabilities	2,747,825	1,271,770	1,745,321
Derivative liabilities-warrant instruments	11,514,123	15,244,754	8,029,728
Total liabilities	14,261,948	16,516,524	9,775,049
Commitments and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized; 0 shares issued and outstanding	0	0	0
Common stock	322,009	279,914	74,625
Additional paid-in capital	63,096,521	58,307,796	7,095,961
Deficit accumulated during exploration stage	(31,621,794)	(35,461,774)	(16,242,392)
Total stockholders' equity (deficit) of Li3 Energy, Inc.	31,796,736	23,125,936	(9,071,806)
Non-controlling interest	25,496,000	25,496,000	0
Total stockholder's equity (deficit)	57,292,736	48,621,936	(9,071,806)
Total liabilities and stockholders' equity (deficit)	$ 71,554,684	$ 65,138,460	$ 703,243